Goodwill - Narrative (Details) £ in Thousands		12 Months Ended
	Dec. 29, 2017 GBP (£)	Jun. 30, 2020 GBP (£) CGU	Jun. 30, 2019 GBP (£)		Jun. 30, 2018 GBP (£)	Dec. 17, 2019 GBP (£)	Nov. 01, 2019 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of CGUs | CGU		1
Goodwill		£ 56,885	£ 36,760	[1]
Exchange differences on translating foreign operations		£ 2,240	£ 5,987		£ 409
Terminal growth rate		1.50%	1.50%		1.50%
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Goodwill							£ 8,569
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Goodwill						£ 11,893
Velocity Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Goodwill	£ 24,212
Goodwill
Disclosure of detailed information about business combination [line items]
Acquired through business combinations		£ 20,463	£ 0
Effect of foreign exchange translations		£ 338	4,302
Exchange differences on translating foreign operations			5,987
Goodwill | Velocity Partners
Disclosure of detailed information about business combination [line items]
Acquired through business combinations	£ 24,212		£ 4,649		£ 24,212
Increase (decrease) in intangible assets and goodwill					£ 3,155

[1]	(1) See note 3C for additional details